Statement of compliance	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Statement of compliance

2. Statement of compliance

The Company's consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

a) Functional currency and foreign currency translation

i) Nu Holding's functional and presentation currency

Nu Holdings does not have any direct customers and its main direct activities are (i) investing in the operating entities in Brazil, Mexico, Colombia, as well as in other countries, (ii) financing, either equity or debt; and (iii) the payment of certain general and administrative expenses. As a result, these are considered its primary and secondary activities and all of them are substantially based on US Dollars (“US$”), which was selected as the functional and presentation currency of Nu Holdings.

ii) Subsidiary's functional currency

For each subsidiary of the Group, the Company determines the currency that best reflects the economic substance of the underlying events and circumstances relevant to that entity (“functional currency”). Items included in the financial statements of each subsidiary are measured using that functional currency. The functional currency of the Brazilian operating entities is the Brazilian Real, the Mexican entities is the Mexican Peso, and the Colombian entity is the Colombian Pesos.

iii) Translation of transactions and balances

Foreign currency transactions and balances are translated in two consecutive stages:

●	Foreign currency transactions are translated to the subsidiaries’ functional currency at the exchange rates at the date of the transactions; and the exchange differences arising on the translation of foreign currency balances to the functional currency are recognized under “Other expenses (income)” in the consolidated statements of profit or loss. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Revenues and expenses are translated using a monthly average exchange rate. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction.
●	The financial statements of the subsidiaries held in functional currencies that are not US$ (foreign subsidiaries) are translated into US$, and the exchange differences arising from the translation to US$ of the financial statements denominated in functional currencies other than the US$ is recognized in the consolidated statements of comprehensive income or loss ("OCI") as an item that may be reclassified to profit or loss within “currency translation on foreign entities”.

The main criteria applied to the translation of financial statements of foreign subsidiaries to US$ are as follows:

●	assets and liabilities are converted into US$ at the exchange rate at the reporting date;
●	equity is translated into US$ at historical cost;
●	revenues and expenses are translated using a monthly average exchange rate. When applying this criterion, the Group considers whether there have been significant changes in the exchange rates in the reporting period which, in view of their materiality with respect to the consolidated financial statements taken as a whole, would make it necessary to use the exchange rates at the transaction date rather than the aforementioned average exchange rates; and
●	statements of cash flow items are translated into US$ using the monthly average exchange rate unless significant variances occur, when the rate of the transaction date is used instead.

b) New or revised accounting pronouncements adopted in 2023

The following new or revised standards have been issued by IASB, were effective for the period covered by these consolidated financial statements, and had no significant impact.

●	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2);
●	Definition of Accounting Estimates (Amendments to IAS 8); and
●	Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12).

c) Other new standards and interpretations issued but not yet effective

●	Non-current Liabilities with Covenants (Amendments to IAS 1).

Management does not expect the adoption of the amendments described above to have a significant impact, other than additional disclosures, on the consolidated financial statements.